Consolidated Statements of Operations (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statements of Operations [Abstract]
Stock compensation included in selling and administrative expenses	$ 639,328	$ 0